Financial instruments - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Trade and other current receivables	$ 606,137	$ 907,181
Non-current trade receivables	2,727	2,559
Trade and other non-current receivables	2,727	2,559
Trade and other receivables	608,864	909,740
Trade and other receivables
Financial instruments [Line Items]
Current trade receivables	537,552	784,422
Current prepayments	33,737	74,630
Other current receivables	23,063	18,163
Guarantee deposits, current	11,785	29,966
Non-current trade receivables	0	0
Non-current prepayments	0	0
Other non-current receivables	2,727	2,559
Guarantee deposits, non-current	0	0
Trade receivables	537,552	784,422
Prepayments	33,737	74,630
Other Receivables	25,790	20,722
Guarantee deposits	$ 11,785	$ 29,966